Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax	Income taxes were as follows for the years ended December 31:

	2021	2020	2019
Current	$5,111	$6,947	$4,713
State	587	270	307
Deferred	1,319	(2,277)	663

Income taxes	$7,017	$4,940	$5,683

Effective Tax Rates Differed from Statutory Federal Income Tax Rate
Effective tax rates differed
from the statutory federal income tax rate of 21% in 2021, 2020 and 2019 due to the following:

	2021	2020	2019
Income taxes computed at the statutory federal tax rate	$9,988	$7,798	$8,308
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(1,315)	(1,293)	(1,194)
Low income housing tax credit	(1,402)	(1,186)	(903)
Cash surrender value of BOLI	(252)	(205)	(211)
Change in tax position BOLI	—	—	(353)
Other	(2)	(174)	36

Income tax expense	$7,017	$4,940	$5,683

Summary of Deferred Tax Assets and Liabilities
Year-end deferred tax assets and liabilities were due to the following:

	2021	2020
Deferred tax assets
Allowance for loan losses	$5,595	$5,256
Deferred compensation	1,213	1,201
Pension costs	56	304
Intangible assets	231	312
Net operating loss carryforward	—	509
Deferred loan fees	614	1,260
Other	713	745

Deferred tax asset	8,422	9,587

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(973)	(851)
Discount accretion on securities	(86)	(10)
FHLB stock dividends	(969)	(969)
Unrealized gain on securities available for sale	(3,806)	(5,606)
Prepaids	(276)	(325)
Other	(1,243)	(979)

Deferred tax liability	(7,353)	(8,740)

Net deferred tax asset	$1,069	$847